Equity and Partners' Capital Equity and Partners' Capital - Supplemental Calculation of Net Income per Unit Table (details) (USD $)
Share data in Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Earnings Per Unit [Line Items]
Limited partners' interest in net income	$ 200,866,000	[1],[2]	$ 78,897,000	[1],[2]	$ 131,560,000	[1],[2]
Pre-acquisition net (income) loss allocated to Anadarko	4,128,000	[1]	27,391,000	[1]	52,599,000	[1]
General partner interest in net (income) loss	69,633,000	[1],[2]	28,089,000	[1],[2]	8,599,000	[1],[2]
Supplemental [Member]
Earnings Per Unit [Line Items]
Limited partners' interest in net income	204,910,000		105,741,000		183,108,000
Reallocation of general partner interest in net (income) loss	(69,717,000)		(28,636,000)		(9,650,000)
Common Units [Member]
Earnings Per Unit [Line Items]
Limited partners' interest in net income	200,866,000		78,897,000		110,542,000
Common Units [Member] | Supplemental [Member]
Earnings Per Unit [Line Items]
Limited partners' interest in net income	204,910,000		105,741,000		156,132,000
Subordinated [Member]
Earnings Per Unit [Line Items]
Limited partners' interest in net income	0		0		21,018,000
Subordinated [Member] | Supplemental [Member]
Earnings Per Unit [Line Items]
Limited partners' interest in net income	$ 0		$ 0		$ 26,976,000
Limited Partner [Member] | Common Units [Member]
Earnings Per Unit [Line Items]
Supplemental net income per unit - basic and diluted	$ 1.83	[1]	$ 0.84	[1]	$ 1.64	[1]
Weighted average units outstanding - basic and diluted	109,872		93,936		67,333
Limited Partner [Member] | Common Units [Member] | Supplemental [Member]
Earnings Per Unit [Line Items]
Supplemental net income per unit - basic and diluted	$ 1.86		$ 1.13		$ 2.32
Limited Partner [Member] | Subordinated [Member]
Earnings Per Unit [Line Items]
Supplemental net income per unit - basic and diluted	$ 0	[1],[3]	$ 0	[1],[3]	$ 1.28	[1],[3]
Weighted average units outstanding - basic and diluted	0		0		16,431
Limited Partner [Member] | Subordinated [Member] | Supplemental [Member]
Earnings Per Unit [Line Items]
Supplemental net income per unit - basic and diluted	$ 0		$ 0		$ 1.64

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[2]	Represents net income earned on and subsequent to the date of the acquisition of the Partnership assets (as defined in Note 1). See Note 4.
[3]	All subordinated units were converted to common units on a one-for-one basis on August 15, 2011. See Note 4.